UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Investment Quality Municipal Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Arizona - 5.3%	Glendale, Arizona, Municipal Property Corporation, Excise Tax Revenue
	Refunding Bonds, Series A, 4.50%, 7/01/32 (a)	$1,150	$1,034,482
	Goodyear, Arizona, GO, 4.25%, 7/01/36 (a)	2,125	1,793,415
	McAllister Academic Village, LLC, Arizona, Revenue Refunding Bonds
	(Arizona State University - Hassayampa Academic Village Project), 5%,
	7/01/38	2,000	1,827,820
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/32	1,035	690,459
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/37	4,585	2,975,069
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 6.25%, 5/01/15	490	417,338
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 7%, 5/01/20	490	400,482
	San Luis, Arizona, Facilities Development Corporation, Senior Lien
	Revenue Bonds (Regional Detention Center Project), 7.25%, 5/01/27	980	772,720
			9,911,785
California - 20.7%	California County Tobacco Securitization Agency, Tobacco Revenue
	Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C,
	6.299%, 6/01/55 (b)	7,090	40,058
	California State Department of Veteran Affairs, Home Purchase
	Revenue Bonds, AMT, Series B, 5.25%, 12/01/37	5,000	3,880,950
	California State, GO, 5%, 3/01/33 (c)	5,000	4,544,300
	California State, GO, Refunding, 5.625%, 5/01/18	290	304,477
	California State, GO, Refunding, 5%, 2/01/32	5,800	5,310,306
	California State, GO, Refunding, 5%, 6/01/32	4,545	4,156,539
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 5.791%, 7/15/28 (d)	7,000	5,990,950
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 5.75%, 1/15/40	3,495	2,607,934
	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Refunding Bonds, Senior Series A-1, 5.125%,
	6/01/47	805	430,675
	Los Altos, California, School District, GO (Election of 1998), Series B,
	5.93%, 8/01/13 (b)(e)(f)	10,945	5,390,850

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
EDA	Economic Development Authority	IDA	Industrial Development Authority
EDR	Economic Development Revenue Bonds	PILOT	Payment in Lieu of Taxes
GO	General Obligation Bonds	S/F	Single-Family

BlackRock Investment Quality Municipal Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Sacramento County, California, Airport System Revenue Bonds, AMT,
	Senior Series A, 5%, 7/01/41 (a)	$2,000	$1,863,660
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	4,185	3,741,055
			38,261,754
Colorado -1.3%	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
	Valley Health Care), Series B, 5.25%, 3/01/36 (a)	1,750	1,518,685
	Colorado Springs, Colorado, Utilities System Improvement Revenue
	Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (a)	1,030	952,039
			2,470,724
Connecticut - 2.3%	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Quinnipiac University), Series J, 5%, 7/01/37 (e)	2,500	2,297,750
	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue
	Refunding Bonds, Sub-Series A, 5.50%, 9/01/28	3,000	1,892,820
			4,190,570
District of Columbia - 1.8%	District of Columbia Tobacco Settlement Financing Corporation, Asset-
	Backed Revenue Refunding Bonds, 6.50%, 5/15/33	4,960	3,388,573
Florida - 15.1%	FishHawk Community Development District II, Florida, Special
	Assessment and Tax Allocation Bonds, Series A, 6.125%, 5/01/34	2,020	1,530,938
	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
	(National Gypsum Company), AMT, Series A,
	7.125%, 4/01/30	3,700	2,018,054
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%,
	11/15/21	3,770	2,862,297
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.189%, 10/01/31 (b)(e)	3,380	690,534
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.199%, 10/01/32 (b)(e)	4,225	797,807
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.209%, 10/01/33 (b)(e)	4,000	699,280
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.209%, 10/01/34 (b)(e)	4,580	740,494
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.219%, 10/01/35 (b)(e)	5,000	751,250
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.229%, 10/01/36 (b)(e)	10,000	1,396,400
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.239%, 10/01/37 (b)(e)	10,000	1,297,300
	Orange County, Florida, Tourist Development, Tax Revenue Refunding
	Bonds, 4.75%, 10/01/32 (g)	7,895	6,483,137
	Sumter Landing Community Development District, Florida, Recreational
	Revenue Bonds, Sub-Series B, 5.70%, 10/01/38	3,685	2,237,606
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, 5.625%, 5/01/22	7,740	6,402,683
			27,907,780

BlackRock Investment Quality Municipal Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Georgia - 3.1%	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5%,
	11/01/34 (a)	$4,000	$3,716,600
	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds,
	Series A, 6.375%, 7/15/38 (h)(i)	1,000	197,490
	Milledgeville-Baldwin County, Georgia, Development Authority Revenue
	Bonds (Georgia College and State University Foundation),
	6%, 9/01/14 (f)	1,500	1,850,175
			5,764,265
Hawaii - 1.3%	Hawaii State Department of Budget and Finance, Special Purpose
	Revenue Refunding Bonds (Hawaiian Electric Company, Inc.), AMT,
	Series D, 6.15%, 1/01/20 (j)	2,500	2,296,550
Idaho - 2.0%	Idaho HFA, Grant and Revenue Anticipation Bonds (Federal Highway
	Trust Fund), Series A, 5%, 7/15/27	1,200	1,202,880
	Idaho Health Facilities Authority, Revenue Refunding Bonds (Trinity
	Health Group), Series B, 6.25%, 12/01/33	2,500	2,516,525
			3,719,405
Illinois - 13.7%	Bolingbrook, Illinois, GO, Refunding, Series A, 4.75%, 1/01/38 (e)	6,500	5,314,205
	CenterPoint Intermodal Center Program Trust, Illinois, Tax Allocation
	Bonds, Class A, 8%, 6/15/23 (k)	1,920	1,476,384
	Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds,
	Third Lien, AMT, Series C-2, 5.25%, 1/01/30 (a)	3,540	3,012,505
	Chicago, Illinois, Public Building Commission, Building Revenue Bonds,
	Series A, 7%, 1/01/20 (e)(l)	5,000	6,460,350
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50%,
	2/01/35 (e)(m)	1,145	957,128
	Illinois State Finance Authority Revenue Bonds (Friendship Village of
	Schaumburg), Series A, 5.625%, 2/15/37	690	378,099
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc.
	Project), Series A, 7%, 12/01/37	1,155	771,528
	Illinois State Finance Authority Revenue Bonds (Northwestern Memorial
	Hospital), Series A, 5.50%, 8/15/14 (f)	5,800	6,941,556
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35 (h)(i)	700	68,950
			25,380,705
Kentucky - 4.4%	Kentucky Economic Development Finance Authority, Health System
	Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 6.188%,
	10/01/23 (b)(e)	13,500	5,206,275
	Kentucky Economic Development Financing Authority, Louisville Arena
	Project Revenue Bonds (Louisville Arena Authority, Inc.),
	Sub-Series A-1, 6%, 12/01/38 (n)	700	696,080
	Louisville and Jefferson County, Kentucky, Metropolitan Government
	Health Facilities, Revenue Refunding Bonds (Jewish Hospital and Saint
	Mary's HealthCare), 6.125%, 2/01/37	2,250	2,198,497
			8,100,852

BlackRock Investment Quality Municipal Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Maryland - 3.2%	Maryland State Community Development Administration, Department of
	Housing and Community Development, Residential Revenue Refunding
	Bonds, AMT, Series A, 4.80%, 9/01/42	$3,000	$2,336,850
	Maryland State Health and Higher Educational Facilities Authority
	Revenue Bonds (Anne Arundel Health System), Series A, 6.75%, 7/01/39	1,500	1,496,040
	Maryland State Health and Higher Educational Facilities Authority,
	Mortgage Revenue Refunding Bonds (Western Maryland Health System),
	4.375%, 7/01/36 (e)(o)	750	582,202
	Maryland State Health and Higher Educational Facilities Authority,
	Revenue Refunding Bonds (MedStar Health, Inc.), 5.50%, 8/15/33	1,740	1,516,462
			5,931,554
Michigan - 3.8%	Michigan State Building Authority, Revenue Refunding Bonds (Facilities
	Program), Series I, 6.25%, 10/15/38	1,875	1,959,694
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Henry Ford Health System), Series A, 5.25%, 11/15/46	1,670	1,084,632
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	4,000	4,087,040
			7,131,366
Minnesota - 2.0%	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds
	(Fairview Health Services), Series B, 6.50%, 11/15/38 (n)	3,500	3,696,770
Missouri - 5.3%	Missouri Joint Municipal Electric Utility Commission, Power Project
	Revenue Bonds (Plum Point Project), 4.60%, 1/01/36 (e)	2,820	1,861,736
	Missouri State Health and Educational Facilities Authority, Health
	Facilities Revenue Bonds (Saint Luke's Health System), Series A, 5.50%,
	11/15/35	3,750	3,459,150
	Missouri State Housing Development Commission, S/F Mortgage Revenue
	Refunding Bonds (Homeownership Loan Program), AMT, Series B-1,
	5.05%, 3/01/38 (p)(q)(r)	4,955	4,583,177
			9,904,063
Multi State - 5.6%	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (k)(s)	7,000	7,377,160
	MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (k)(s)	4,000	3,059,360
			10,436,520
Nebraska - 2.7%	Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
	Series A, 5%, 2/01/34	2,500	2,420,300
	Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
	Series A, 4.75%, 2/01/44	2,765	2,499,726
			4,920,026
Nevada - 1.0%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of
	Nevada Project), 5%, 5/15/29	2,065	1,800,288
New Jersey - 4.0%	Middlesex County, New Jersey, Improvement Authority, Subordinate
	Revenue Bonds (Heldrich Center Hotel/Conference Project),
	Series B, 6.25%, 1/01/37	1,510	852,380
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	7,000	5,209,330
	New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
	Series AA, 6.50%, 10/01/38	1,250	1,318,675
			7,380,385

BlackRock Investment Quality Municipal Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
New York - 12.6%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/35	$725	$449,935
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 5%, 2/15/47 (m)	1,400	1,065,274
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series A, 6.25%, 4/01/33	480	497,717
	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5%, 11/15/25 (e)(m)	750	747,413
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens
	Baseball Stadium Project), 6.50%, 1/01/46 (n)	1,100	1,115,972
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(American Airlines, Inc. - JFK International Airport), AMT, 7.625%,
	8/01/25	2,600	1,844,700
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	700	735,175
	New York City, New York, City Transitional Finance Authority, Building
	Aid Revenue Bonds, Series S-1, 5%, 7/15/24 (e)(m)	2,000	2,024,700
	New York City, New York, GO, Series A-1, 4.75%, 8/15/25	1,000	944,940
	New York Liberty Development Corporation Revenue Bonds (Goldman
	Sachs Headquarters), 5.25%, 10/01/35	4,100	3,296,605
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (Rochester Institute of Technology), Series A, 6%,
	7/01/33	1,625	1,667,201
	New York State Dormitory Authority, Revenue Refunding Bonds
	(University of Rochester), Series A, 6.715%, 7/01/10 (d)(e)(f)	1,865	1,847,749
	New York State Dormitory Authority, Revenue Refunding Bonds
	(University of Rochester), Series A, 6.765%, 7/01/10 (d)(e)(f)	2,030	2,011,223
	New York State Dormitory Authority, State Personal Income Tax
	Revenue Bonds (Education), Series B, 5.25%, 3/15/38	4,250	4,224,627
	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	1,000	958,040
			23,431,271
North Carolina - 2.1%	Gaston County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Revenue Bonds (National Gypsum Company
	Project), AMT, 5.75%, 8/01/35	2,425	1,266,699
	North Carolina Medical Care Commission, Health Care Facilities,
	Revenue Refunding Bonds (University Health System), Series D, 6.25%,
	12/01/33	2,500	2,557,050
			3,823,749
Ohio - 7.2%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,870	1,161,251
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A,
	6%, 1/01/20	3,485	3,642,557
	Cuyahoga County, Ohio, Revenue Refunding Bonds, Series A,
	6%, 1/01/21	5,000	5,179,800

BlackRock Investment Quality Municipal Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (Dayton Power and Light Company Project), Series B, 4.80%,
	1/01/34 (m)(t)	$3,500	$3,333,715
			13,317,323
Oklahoma - 1.9%	Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage
	Revenue Refunding Bonds, AMT, Series C, 5.25%, 12/01/38 (r)	1,358	1,120,677
	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds,
	Series A, 7.75%, 6/01/35	2,900	2,443,250
			3,563,927
Pennsylvania - 6.1%	Delaware River Port Authority of Pennsylvania and New Jersey Revenue
	Bonds (Port District Project), Series B, 5.70%, 1/01/22 (a)	2,000	2,010,540
	McKeesport, Pennsylvania, Area School District, GO, Refunding, 5.529%,
	10/01/31 (b)(l)(m)	870	282,741
	McKeesport, Pennsylvania, Area School District, GO, Refunding, 5.529%,
	10/01/31 (b)(m)	2,435	558,126
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.25%,
	11/01/31	2,000	1,466,460
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A,
	6.375%, 11/01/41	3,100	2,229,954
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%,
	12/01/36	6,380	4,747,167
			11,294,988
Rhode Island - 0.1%	Rhode Island State Health and Educational Building Corporation,
	Hospital Revenue Refunding Bonds (Lifespan Obligation Group), 5.50%,
	5/15/16 (e)	200	200,324
South Carolina - 5.9%	South Carolina Housing Finance and Development Authority, Mortgage
	Revenue Refunding Bonds, AMT, Series A-2, 5.15%, 7/01/37 (j)	4,975	4,219,497
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series A, 6.25%, 8/01/31	2,185	1,911,613
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series C, 6.875%, 8/01/13 (f)	4,000	4,820,802
			10,951,912
Tennessee - 2.5%	Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue
	Bonds, AMT, Series D, 6%, 3/01/24 (j)	4,865	4,575,192
Texas - 12.3%	Grapevine, Texas, GO, 5.875%, 8/15/10 (f)(m)	6,000	6,466,680
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Senior Lien, Series A, 6.17%, 11/15/38 (b)(e)	5,000	460,200

BlackRock Investment Quality Municipal Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Harris County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare
	System), Series B, 7.125%, 12/01/31	$1,000	$1,043,300
	Harris County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare
	System), Series B, 7.25%, 12/01/35	2,650	2,766,997
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%,
	5/15/13 (e)(f)	20	22,916
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	4.75%, 5/15/36 (j)	3,595	3,041,586
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	Series A, 5%, 5/15/13 (e)(f)	5	5,729
	Montgomery County, Texas, Municipal Utility District Number 46,
	Waterworks and Sewer System, GO, 4.75%, 3/01/30 (e)	355	322,819
	San Antonio Energy Acquisition Public Facilities Corporation, Texas, Gas
	Supply Revenue Bonds, 5.50%, 8/01/24	2,550	1,929,763
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.052%, 8/15/31 (b)(j)	15,000	3,071,850
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (j)	3,325	2,677,789
	Texas State Water Financial Assistance, GO, Refunding, 5.75%,
	8/01/22	1,000	1,035,630
			22,845,259
Virginia - 0.8%	Tobacco Settlement Financing Corporation of Virginia, Revenue
	Refunding Bonds, Senior Series B-1, 5%, 6/01/47	2,900	1,517,077
Washington - 0.5%	King County, Washington, Sewer Revenue Refunding Bonds, 5%,
	1/01/36 (a)	1,000	971,150
Wisconsin - 1.4%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	3,220	2,535,428
Wyoming - 0.9%	Wyoming Community Development Authority, Housing Revenue Bonds,
	AMT, Series 3, 4.75%, 12/01/37	2,145	1,698,197
Puerto Rico - 4.3%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 6%, 7/01/38	2,500	2,184,300
	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
	Series UU, 5%, 7/01/23 (a)	2,900	2,883,673
	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	3,000	2,944,710
			8,012,683
	Total Municipal Bonds - 157.2%		291,332,415

BlackRock Investment Quality Municipal Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (u)	(000)	Value
Colorado - 2.4%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-7, 5%, 9/01/36 (a)	$5,250	$4,539,728
Illinois - 1.8%	Chicago, Illinois, Housing Authority, Capital Program Revenue Refunding
	Bonds, 5%, 7/01/24 (a)	3,194	3,249,094
Massachusetts - 1.6%	Massachusetts State Water Resource Authority, General Revenue
	Refunding Bonds, Series A, 5%, 8/01/41	3,070	2,983,549
New York - 1.7%	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (New York University), Series A, 5%, 7/01/38	3,359	3,180,828
Ohio - 2.1%	Montgomery County, Ohio, Revenue Bonds (Catholic Health Initiatives),
	Series C-1, 5%, 10/01/41 (a)	1,740	1,476,616
	Ohio State Higher Educational Facilities Commission, Hospital
	Revenue Bonds (University Hospitals Health System), Series A,
	5.25%, 1/01/33	2,600	2,403,492
			3,880,108
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 9.6%		17,833,307
	Total Long-Term Investments
	(Cost - $352,094,884) - 166.8%		309,165,722
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 0.60% (v)(w)	8,600,000	8,600,000
	Total Short-Term Securities
	(Cost - $8,600,000) - 4.7%		8,600,000
	Total Investments (Cost - $360,694,884*) - 171.5%		317,765,722
	Other Assets Less Liabilities - 2.5%		4,685,541
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (5.5)%		(10,180,202)
	Preferred Shares, at Redemption Value - (68.5)%		(126,967,752)
	Net Assets Applicable to Common Shares - 100.0%		$185,303,309

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$348,128,262
Gross unrealized appreciation	$8,434,629
Gross unrealized depreciation	(48,934,969)
Net unrealized depreciation	$(40,500,340)

(a)	FSA Insured.

(b)	Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.

(c)	CIFG Insured.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(e)	MBIA Insured.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	XL Capital Insured.

(h)	Non-income producing security.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

BlackRock Investment Quality Municipal Trust

Schedule of Investments January 31, 2009 (Unaudited)

(j)	AMBAC Insured.

(k)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(l)	Security is collateralized by Municipal or US Treasury Obligations.

(m)	FGIC Insured.

(n)	Assured Guaranty Insured.

(o)	FHA Insured.

(p)	FHLMC Collateralized.

(q)	FNMA Collateralized.

(r)	GNMA Collateralized.

(s)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to mandatory redemption at maturity.

(t)	BHAC Insured.

(u)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(v)	Represents the current yield as of report date.

(w)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
Merrill Lynch Institutional Tax-Exempt Fund	(6,800,000)	$		23,816

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$8,600,000
Level 2	309,165,722
Level 3	-
Total	$317,765,722

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2009